COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS
Schedule of total future minimum lease payments

	As of December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Within one year	13,404	13,431	5,793
After one year and within five years	33,325	46,728	—
	46,729	60,159	5,793

Schedule of capital expenditures contracted for at the balance sheet date but not recognized

	As of December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000,000	30,000,000	30,000,000
Antelope Chengdu	65,250,000	65,250,000	—
Hainan Antelope Holding	63,726,000	—	—
Antelope Future (Yangpu)	63,726,000	—	—
Antelope Investment (Hainan)	50,000,000	—	—
Antelope Ruicheng Investment	50,000,000	—	—
Hainan Kylin Cloud Service Technology	5,000,000	—	—